Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 9 — Income Tax
The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$169,369	$—
Federal Net Operating loss	32,923	65

Total deferred tax asset	202,293	65
Valuation allowance	(202,293)	(65)

Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(202,228)	(65)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	202,228	65

Income tax provision	$—	$—

As of December 31, 2021 and December 31, 2020, the Company had $156,778 and $310, respectively of U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year December 31, 2021 and December 31, 2020, the change in the valuation allowance was $202,228 and $65, respectively.
Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in FV of Warrant Liability	20.44%	0.0%
Change in valuation allowance	-41.44%	-21.0%

Income tax provision	—%	—%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company considers New York to be a significant tax jurisdiction.